Schedule of income and social contribution taxes payable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Income tax	R$ 147	R$ 108
Social contribution tax	43	32
Total	R$ 190	R$ 140